SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the year ended December 31, 2024
	Skincare Products & Service	Clean Food Platform	Technical Service	Total
Revenues	$86,390	$72,095	$-	$158,485
Cost of goods sold	42,236	49,118	-	91,354
Gross profit	44,154	22,977	-	67,131
Depreciation and amortization	-	127,051	-	127,051
Capital expenditures	-	-	943,376	943,376
Loss from operations	(1,374,952)	(652,701)	(19,364)	(2,047,017)
Income tax expenses	-	-	(372,564)	(372,564)
Segment gain(loss)	6,606,260	(395,303)	(1,096,273)	5,114,684
Segment assets	$58,988,664	-	1,956,471	60,945,135

	For the year ended December 31, 2023
	Clean Food Platform	Technical Service	Total
Revenues	$2,513,483	$8,463,946	$10,977,429
Cost of goods sold	750,383	7,643,981	8,394,364
Gross profit	1,763,100	819,965	2,583,065
Depreciation and amortization	183,097	-	183,097
Capital expenditures	5,539	-	5,539
(Loss) income from operations	(2,106,150)	589,364	(1,516,786)
Income tax expenses	927	206,313	207,240
Segment loss	(9,775,749)	(6,536,956)	(16,312,705)
Segment assets	$17,657,856	$2,926,423	$20,584,279

	For the year ended December 31, 2022
	Clean Food Platform	Technical Service	Total
Revenues	$2,144,217	$8,834,354	$10,978,571
Cost of goods sold	1,905,036	7,898,847	9,803,883
Gross profit	239,181	935,507	1,174,688
Depreciation and amortization	87,973	-	87,973
Capital expenditures	19,437	6,479	25,916
Loss from operations	(3,543,160)	(196,210)	(3,739,370)
Income tax expenses	8,917	202,227	211,144
Segment loss	(4,576,496)	(6,643,355)	(11,219,851)
Segment assets	$36,397,974	$1,597,667	$37,995,641